ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTIES (Tables)	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As of September 30, 2023 and December 31, 2022, the Company owed related parties the following (in thousands):

	September 30, 2023			December 31, 2022
	Accounts	Accrued		Accounts	Accrued
	Payable	Expenses	Total	Payable	Expenses	Total
Chairman of Board of Directors	$213	$-	$213	$-	$60	$60